Note 2 - Summary of Significant Accounting Policies (Details Textual)			12 Months Ended
	Jan. 04, 2021 USD ($)	Aug. 01, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other than Temporary Impairment Losses, Investments, Total			$ 0	$ 0
Impairment of Federal Home Loan Bank Stock			0	$ 0
Threshold for Loans to be Evaluated Annually, Minimum			$ 750,000
Number of Properties, Other Real Estate			0	1
Mortgage Loans in Process of Foreclosure, Amount				$ 286,000
Amortization of Mortgage Servicing Rights (MSRs)			$ 33,000	17,000
Number of Share-Based Plans			3
Mortgage Servicing Rights [Member]
Servicing Asset, Total			$ 323,000	$ 136,000
Signature Insurance Services, LLC [Member]
Payments to Acquire Businesses, Gross		$ 1,000,000.0
Goodwill, Acquired During Period		515,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired		$ 485,000
Finite-Lived Intangible Asset, Useful Life (Year)		10 years
Oakmont Capital Holdings, LLC [Member]
Goodwill, Acquired During Period	$ 2,100,000
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			39 years
Credit Concentration Risk [Member] | Loans Sold [Member]
Number of Investors			1
Percentage of Loans Sold From Mortgage Loans Held for Sale			37.00%
Percentage Gains on Loans Sold From Mortgage Loans Held for Sale			36.00%